UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

California High-Yield Municipal Fund

November 30, 2010

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount		Value

MUNICIPAL SECURITIES — 98.5%
CALIFORNIA — 94.2%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.31%, 12/1/10 (LOC: LaSalle Bank N.A.)	$ 5,900,000	$ 5,900,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	1,800,000	1,955,250
ABC Unified School District GO, Series 2000 B, 6.14%, 8/1/21 (NATL/FGIC)(1)(2)	1,000,000	562,440
Adelanto Public Utility Auth. Rev., Series 2009 A, 6.75%, 7/1/39	5,225,000	5,304,368
Alhambra Rev., Series 2010 A, (Atherton Baptist Homes), 7.50%, 1/1/30	1,640,000	1,715,588
Anaheim Public Financing Auth. Lease Rev., Series 1997 A, (Public Improvements), 6.00%, 9/1/24 (AGM)(1)	1,200,000	1,355,304
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2004 D, 5.80%, 9/1/35	2,875,000	2,651,785
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 B, 5.40%, 9/1/35	1,390,000	1,218,641
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/29	855,000	772,433
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2005 C, 5.50%, 9/1/35	4,000,000	3,559,880
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2006 A, (Improvement Area No. 19C), 5.35%, 9/1/36	2,700,000	2,355,831
Beaumont Financing Auth. Local Agency Special Tax Rev., Series 2008 A, (Improvement Area No. 19C), 6.875%, 9/1/36	1,050,000	1,051,082
Berryessa Union School District GO, Series 2000 A, 6.18%, 8/1/21 (AGM)(1)(2)	1,190,000	688,356
Berryessa Union School District GO, Series 2000 A, 6.05%, 8/1/22 (AGM)(1)(2)	1,220,000	650,004
Berryessa Union School District GO, Series 2000 A, 6.06%, 8/1/23 (AGM)(1)(2)	1,000,000	495,680
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/22(1)	4,500,000	4,920,660
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	4,725,000	5,345,723
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	4,200,000	4,682,076
California Department of Water Resources Rev., Series 2009 AF, (Water System), 5.00%, 12/1/32(1)	1,000,000	1,045,250
California Department of Water Resources Water System Rev., Series 2008 AE, (Central Valley), 5.00%, 12/1/23(1)	2,500,000	2,752,150
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	6,000,000	6,770,280
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(3)	1,505,000	1,632,157
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	1,400,000	1,554,546
California GO, 5.25%, 10/1/29(1)	5,000,000	5,022,450
California GO, 5.25%, 3/1/38(1)	6,000,000	5,876,040
California GO, 6.00%, 4/1/38(1)	5,000,000	5,238,100
California GO, 5.50%, 3/1/40(1)	1,500,000	1,504,710
California Health Facilities Financing Auth. Rev., Series 1989 A, (Kaiser Permanente), 7.15%, 10/1/12 (Ambac-TCRS)(1)(2)	4,000,000	3,875,480
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.50%, 10/1/20(1)	1,500,000	1,652,115
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/16(1)	5,000,000	5,596,200
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	3,700,000	3,762,271

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
	Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	$ 1,000,000	$ 1,128,160
California Health Facilities Financing Auth. Rev., Series 2008 G, (Catholic Healthcare West), 5.50%, 7/1/25(1)	2,000,000	2,082,880
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	4,300,000	4,493,199
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	3,000,000	3,135,960
California Health Facilities Financing Auth. Rev., Series 2010 B, (Stanford Hospital), 5.25%, 11/15/31(1)	7,000,000	7,124,810
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center), VRDN, 0.31%, 12/1/10 (LOC: Bank of America N.A.)(1)	365,000	365,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Orange County), VRDN, 0.28%, 12/1/10 (LOC: Bank of America N.A.)	2,900,000	2,900,000
California Mobilehome Park Financing Auth. Rev., Series 2001 B, (Rancho Vallecitos - San Marcos), 6.75%, 11/15/36	1,905,000	1,860,518
California Mobilehome Park Financing Auth. Rev., Series 2003 B, (Palomar Estates E&W), 7.00%, 9/15/36(1)	6,345,000	6,358,007
California Mobilehome Park Financing Auth. Rev., Series 2006 B, (Union City Tropics), 5.50%, 12/15/41	2,000,000	1,643,540
California Municipal Finance Auth. Rev., (Biola University), 5.875%, 10/1/34	1,000,000	1,022,300
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	1,850,000	1,793,668
California Pollution Control Financing Auth. Rev., Series 1996 C, (Pacific Gas and Electric), VRDN, 0.28%, 12/1/10 (LOC: JPMorgan Chase Bank N.A.)(1)	500,000	500,000
California Public Works Board Lease Rev., Series 1993 D, (Department of Corrections), 5.25%, 6/1/15 (AGM)(1)	2,000,000	2,180,640
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,023,980
California Public Works Board Lease Rev., Series 2010 A1, (Various Capital Projects), 6.00%, 3/1/35(1)	1,250,000	1,278,800
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 7.00%, 7/1/12, Prerefunded at 101% of Par(1)(3)	2,455,000	2,719,674
California State University Rev., Series 2005 C, (Systemwide Financing Program), 5.00%, 11/1/30 (NATL)(1)	10,000,000	10,151,900
California State University Rev., Series 2009 A, (Systemwide Financing Program), 5.25%, 11/1/38(1)	3,000,000	3,105,090
California Statewide Communities Development Auth. COP, (Sonoma County Indian Health), 6.40%, 9/1/29(1)	2,145,000	2,112,546
California Statewide Communities Development Auth. Pollution Control Rev., Series 2010 A, (Southern California Education), 4.50%, 9/1/29(1)	4,000,000	3,809,640
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,265,375
California Statewide Communities Development Auth. Rev., (Lancer Educational Student Housing), 5.625%, 6/1/33	2,500,000	2,166,525
California Statewide Communities Development Auth. Rev., (Southern California Presbyterian Homes), 7.25%, 11/15/41(1)	2,500,000	2,680,050
California Statewide Communities Development Auth. Rev., (Thomas Jefferson School of Law), 7.75%, 10/1/11, Prerefunded at 101% of Par(1)(3)	1,855,000	1,974,833
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	4,000,000	4,015,240
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.50%, 11/1/38	7,000,000	6,055,070
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(4)	3,400,000	2,641,052
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.125%, 7/15/31	2,000,000	1,685,860

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/19(1)	$ 5,000,000	$ 5,458,600
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 90-2), 6.00%, 9/1/33	6,250,000	6,009,625
Carson Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Project Area No. 1), 7.00%, 10/1/36(1)	2,000,000	2,202,380
Chula Vista Community Facilities District No. 06-1 Area A Special Tax Rev., (Eastlake Woods), 6.20%, 9/1/33	3,600,000	3,611,268
Chula Vista Industrial Development Rev., Series 2004 D, (San Diego Gas), 5.875%, 1/1/34(1)	1,000,000	1,092,570
Clovis Public Financing Auth. Lease Rev., (Corporate Yard), 5.375%, 3/1/20 (Ambac)(1)	1,780,000	1,814,763
Corcoran COP, 8.75%, 6/1/16	385,000	461,072
Corona Department of Water & Power COP, 5.00%, 9/1/35 (NATL)(1)	2,000,000	1,970,520
Duarte Unified School District GO, Series 1999 B, 6.08%, 11/1/23 (AGM)(1)(2)	1,150,000	561,626
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/33(1)	4,500,000	4,589,460
El Dorado County Community Facilities District No. 2001-1 Special Tax Rev., (Promontory Specific), 6.30%, 9/1/31	2,500,000	2,380,375
Folsom Community Facilities District No. 14 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at 102% of Par(3)	6,500,000	6,902,480
Folsom Community Facilities District No. 7 Special Tax Rev., 5.75%, 9/1/14	2,450,000	2,486,775
Foothill-De Anza Community College District GO, 6.16%, 8/1/21 (NATL)(1)(2)	3,000,000	1,888,170
Fullerton Community Facilities District No. 1 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32	3,000,000	3,073,080
Fullerton Unified School District Special Tax Rev., (Community Facilities District No. 2001-1), 6.375%, 9/1/31	5,000,000	5,163,750
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	8,500,000	5,488,790
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	9,500,000	6,820,810
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/30	2,670,000	2,322,793
Hemet Unified School District Special Tax Rev., (Community Facilities District No. 2005-2), 5.25%, 9/1/35	1,510,000	1,285,629
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/32 (XLCA)(1)	3,000,000	2,545,020
Hesperia Public Financing Auth. Tax Allocation Rev., Series 2007 A, (Redevelopment and Housing), 5.50%, 9/1/37 (XLCA)(1)	2,025,000	1,687,230
Highland Community Facilities District No. 2001-1 Special Tax Rev., 6.45%, 9/1/28	2,000,000	1,962,500
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/11, Prerefunded at 101% of Par (Ambac)(3)	1,945,000	2,023,422
Imperial Irrigation District COP, (Water System), 5.50%, 7/1/29 (Ambac)(1)	3,055,000	3,093,340
Independent Cities Lease Finance Auth. Rev., Series 2004 A, (Morgan Hill - Hacienda Valley Mobile Estates), 5.90%, 11/15/34	2,235,000	2,088,563
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.55%, 5/15/31	500,000	437,960
Independent Cities Lease Finance Auth. Rev., Series 2006 B, (San Juan Mobile Estates), 5.85%, 5/15/41	1,150,000	997,119
Independent Cities Lease Finance Auth. Rev., Series 2007 A, (Santa Rosa Leisure Mobilehome Park), 5.70%, 11/15/47	3,430,000	3,028,210
Irvine Improvement Bond Act of 1915 Special Assessment Rev., (Assessment District No. 89-10), VRDN, 0.27%, 12/1/10 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)(1)	1,000,000	1,000,000

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Irvine Improvement Bond Act of 1915 Special Assessment Rev., Series 2006 A, (Assessment District No. 05-21), VRDN, 0.27%, 12/1/10 (LOC: US Bank N.A. and California State Teacher's Retirement)	$ 2,100,000	$ 2,100,000
Irvine Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.70%, 9/1/35	1,000,000	1,053,260
Jurupa Community Services District Special Tax Rev., Series 2008 A, (Community Facilities District No. 25), 8.875%, 9/1/38	2,000,000	2,143,300
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2005 A, (Rosetta Canyon Improvement Area No. 1), 5.25%, 9/1/35	1,225,000	1,020,633
Lake Elsinore Community Facilities District No. 2004-3 Special Tax Rev., Series 2006 A, (Rosetta Canyon Improvement Area No. 2), 5.25%, 9/1/37	5,000,000	4,108,300
Lake Elsinore Community Facilities District No. 2005-1 Special Tax Rev., Series 2006 A, (Serenity), 5.35%, 9/1/36	1,100,000	926,860
Lake Elsinore Community Facilities District No. 2005-2 Special Tax Rev., Series 2005 A, (Alverhill Ranch Improvement Area A), 5.45%, 9/1/36	4,000,000	3,423,000
Lake Elsinore Community Facilities District No. 2006-2 Special Tax Rev., Series 2006 A, (Viscaya), 5.40%, 9/1/36	2,020,000	1,682,882
Lake Elsinore Unified School District Special Tax Rev., (Community Facilities District No. 2005-1, Improvement Area A), 5.40%, 9/1/35	2,245,000	1,878,324
Lincoln Community Facilities District No. 2003-1 Special Tax Rev., (Lincoln Crossing), 6.00%, 9/1/13, Prerefunded at 102% of Par(3)	1,775,000	2,055,077
Los Angeles Community College District GO, Series 2008 F1, (Election of 2003), 5.00%, 8/1/27(1)	2,000,000	2,060,860
Los Angeles Community Facilities District No. 3 Special Tax Rev., (Cascades Business Park & Golf Course), 6.40%, 9/1/22	1,310,000	1,312,253
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/25(1)	2,000,000	2,116,180
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,185,156
Milpitas Improvement Bond Act of 1915 Special Assessment Rev., Series 1996 A, (Local Improvement District No. 18), 6.75%, 9/2/16	1,305,000	1,311,029
Modesto Irrigation District COP, Series 2009 A, (Capital Improvements), 6.00%, 10/1/39(1)	3,000,000	3,212,790
Montebello Community Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Montebello Hills Redevelopment), 8.10%, 3/1/27(1)	2,000,000	2,227,260
Moreno Valley Unified School District Special Tax Rev., (Community Facilities District No. 2002-1), 6.20%, 9/1/32	4,000,000	4,004,800
Murrieta Community Facilities District No. 2000-2 Special Tax Rev., Series 2004 A, (The Oaks Improvement Area), 6.00%, 9/1/34	1,920,000	1,752,614
Murrieta Improvement Bond Act of 1915 Special Tax Rev., (Community Facilities District No. 2000-1), 6.375%, 9/1/30	4,100,000	3,848,219
Oakland Unified School District Alameda County GO, Series 2009 A, (Election of 2006), 6.125%, 8/1/29(1)	2,500,000	2,607,250
Oceanside Community Development Commission Tax Allocation Rev., (Downtown Redevelopment), 5.70%, 9/1/25(1)	3,500,000	3,419,535
Oceanside Community Facilities District No. 2001-1 Special Tax Rev., Series 2002 A, (Morrow Hills Development), 6.20%, 9/1/32	2,520,000	2,314,519
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	1,375,000	1,337,682
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/30 (NATL)(1)	3,000,000	3,143,790
Palmdale Water District COP, 5.00%, 10/1/34 (NATL/FGIC)(1)	2,900,000	2,670,581
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	4,000,000	4,021,480
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,145,000	1,093,933
Palomar Pomerado Health Care District COP, (Indian Health Council, Inc.), 6.25%, 10/1/29(1)	2,345,000	2,346,454
Perris Public Financing Auth. Special Tax Rev., Series 2003 A, 6.25%, 9/1/33	2,955,000	2,870,901
Perris Public Financing Auth. Special Tax Rev., Series 2004 A, 6.125%, 9/1/34	2,995,000	2,863,130

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Perris Public Financing Auth. Special Tax Rev., Series 2008 A, (Community Facilities District No. 2005-4), 6.60%, 9/1/38	$ 2,210,000	$ 2,089,246
Pleasant Valley School District-Ventura County GO, Series 2002 A, 5.85%, 8/1/31 (NATL)(1)	4,835,000	5,109,773
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	4,000,000	4,290,000
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.375%, 9/1/37	3,000,000	2,514,630
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Rev., (Sunridge Anatolia), 5.50%, 9/1/37	2,000,000	1,709,600
Rancho Cordova Community Facilities District No. 2004-1 Special Tax Rev., (Sunridge Park Area), 6.125%, 9/1/37	5,000,000	4,643,850
Riverside County COP, 5.75%, 11/1/31 (NATL)(1)	2,365,000	2,488,429
Riverside County Improvement Bond Act of 1915 Special Assessment Rev., (District No. 168-Rivercrest), 6.70%, 9/2/26	1,875,000	1,794,019
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.25%, 10/1/30(1)	2,200,000	2,250,864
Riverside Unified School District Special Tax Rev., (Community Facilities District No. 13, Improvement Area 1), 5.375%, 9/1/34	2,000,000	1,672,420
Riverside Unified School District Special Tax Rev., Series 2005 A, (Community Facilities District No. 15, Improvement Area 2), 5.25%, 9/1/30	1,000,000	863,940
Rohnert Park Finance Auth. Rev., Series 2001 A, (Las Casitas de Sonoma), 6.40%, 4/15/36	4,315,000	4,308,139
Romoland School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area 1), 5.40%, 9/1/36	4,000,000	3,471,800
Roseville Community Facilities District No. 1 Special Tax Rev., (The Fountains), 6.125%, 9/1/38	2,600,000	2,366,936
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,035,000	2,028,956
Sacramento Airport System Rev., 5.00%, 7/1/40(1)	3,000,000	2,936,370
Sacramento Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 6.00%, 7/1/35(1)	4,000,000	4,226,480
Sacramento County Community Facilities District No. 1 Special Tax Rev., (Elliot Ranch), 6.30%, 9/1/21	1,500,000	1,501,875
Sacramento County COP, 5.75%, 2/1/30(1)	3,000,000	3,037,020
Sacramento Municipal Utilities District Electric Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)(1)	4,000,000	4,377,840
Sacramento Special Tax Rev., (North Natomas Community Facilities District No. 1), 6.30%, 9/1/26	4,000,000	4,000,440
San Buenaventura City COP, (Wastewater Revenue), 5.00%, 3/1/29 (NATL)(1)	1,975,000	2,002,650
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	1,250,000	1,231,225
San Diego Redevelopment Agency Tax Allocation Rev., Series 2009 A, (North Park Redevelopment Project), 7.00%, 11/1/39(1)	3,000,000	3,203,610
San Francisco City and County Airports Commission Rev., Series 2008 34D, (San Francisco International Airport), 5.25%, 5/1/26(1)	3,000,000	3,144,330
San Francisco City and County Redevelopment Agency Lease Rev., (George R. Moscone), 7.05%, 7/1/13(1)(2)	1,250,000	1,196,150
San Francisco City and County Redevelopment Financing Auth. Tax Allocation Rev., Series 2009 D, (Mission Bay South Redevelopment), 6.625%, 8/1/39(1)	2,000,000	2,097,640
San Marcos Public Facilities Auth. Special Tax Rev., Series 2004 A, 5.45%, 9/1/24	2,790,000	2,626,478
Santa Barbara County Water Rev. COP, 5.50%, 9/1/22 (Ambac)(1)	3,005,000	3,168,772
Santa Cruz County Redevelopment Agency Tax Allocation Rev., Series 2009 A, (Live Oak/Soquel Community Improvement), 7.00%, 9/1/36(1)	3,000,000	3,301,290
Shasta Lake Public Finance Auth. Rev., (Electrical Enterprise), 6.25%, 4/1/13, Prerefunded at 102% of Par(1)(3)	7,755,000	8,896,148
Soledad Improvement Bond Act of 1915 District No. 2002-01 Special Assessment Rev., (Diamond Ridge), 6.75%, 9/2/33	2,160,000	2,170,973

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/14 (NATL-IBC)(1)(2)	$ 2,400,000	$ 2,193,096
Southern California Public Power Auth. Rev., (Transmission), 6.35%, 7/1/15 (NATL-IBC)(1)(2)	1,250,000	1,098,850
Southern California Public Power Auth. Rev., Series 2008 A, (Transmission), 5.00%, 7/1/22(1)	5,750,000	6,232,425
Stockton Community Facilities District Special Tax Rev., (Spanos Park West No. 2001-1), 6.375%, 9/1/12, Prerefunded at 102% of Par(1)(3)	4,195,000	4,688,500
Sunnyvale Community Facilities District No. 1 Special Tax Rev., 7.75%, 8/1/32	6,500,000	6,499,350
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	3,000,000	2,869,890
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.29%, 12/1/10 (LOC: U.S. Bank N.A.)	1,160,000	1,160,000
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/22 (NATL/FGIC)(1)(2)	2,690,000	1,393,097
Tahoe-Truckee Unified School District GO, Series 1999 A, (Improvement District No. 2), 6.19%, 8/1/23 (NATL/FGIC)(1)(2)	2,220,000	1,068,353
Tracy Community Facilities District No. 2006-1 Special Tax Rev., (NEI Phase II), 5.75%, 9/1/36	3,105,000	2,815,366
Tri-dam Power Auth. Rev., 4.00%, 5/1/16	2,165,000	2,210,660
Tri-dam Power Auth. Rev., 4.00%, 11/1/16	2,165,000	2,205,074
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.875%, 1/1/29(1)	2,000,000	2,169,780
Turlock Health Facility COP, Series 2007 B, (Emanuel Medical Center, Inc.), 5.50%, 10/15/37(1)	2,000,000	1,796,200
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(1)	3,485,000	3,447,954
Tustin Community Facilities District No. 06-1 Special Tax Rev., Series 2007 A, (Tustin Legacy/Columbus Villages), 6.00%, 9/1/36	5,000,000	4,884,150
Tustin Community Facilities District No. 07-1 Special Tax Rev., (Tustin Legacy/Retail Center), 6.00%, 9/1/37	1,300,000	1,269,424
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 5.75%, 9/1/30(1)	1,000,000	983,680
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	1,500,000	1,485,450
Twin Rivers Unified School District COP, (Facility Bridge Program), 3.50%, 6/1/41 (AGM)(1)	4,000,000	3,986,720
University of California Rev., Series 2009 O, 5.25%, 5/15/39(1)	1,300,000	1,347,112
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.40%, 9/1/30	2,500,000	2,127,675
Val Verde Unified School District Special Tax Rev., (Community Facilities District No. 1, Improvement Area A), 5.45%, 9/1/36	2,600,000	2,169,180
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	1,600,000	1,693,664
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,154,600
West Sacramento Community Facilities District No. 20 Special Tax Rev., 5.30%, 9/1/35	1,740,000	1,481,506
Westlands Water District COP, Series 2005 A, 5.00%, 9/1/25 (NATL)(1)	2,080,000	2,116,088
Yosemite Community College District GO, (Election of 2004), 4.33%, 8/1/16 (AGM)(1)(2)	3,545,000	2,919,910
Yuba City Redevelopment Agency Tax Allocation Rev., 5.70%, 9/1/24	2,270,000	2,107,445
Yuba City Unified School District GO, 6.05%, 3/1/25 (NATL/FGIC)(1)(2)	1,500,000	604,425
		503,202,636
GUAM — 1.3%
Guam Government GO, Series 2009 A, 7.00%, 11/15/39(1)	3,300,000	3,620,397
Guam Government Waterworks Auth. Wastewater System Rev., 5.625%, 7/1/40	1,145,000	1,076,644
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	2,300,000	2,256,829

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

PUERTO RICO — 2.2%
Puerto Rico GO, Series 2006 A, (Public Improvement), 5.25%, 7/1/30(1)	$ 1,145,000	$ 1,148,790
Puerto Rico GO, Series 2008 A, 6.00%, 7/1/38(1)	2,500,000	2,598,525
Puerto Rico GO, Series 2009 B, (Public Improvement), 6.00%, 7/1/39(1)	2,000,000	2,087,060
Puerto Rico Sales Tax Financing Corp. Rev., Series 2007 A, VRN, 1.12%, 2/1/11 resets quarterly at 67% of the 3-month LIBOR plus 0.93% with no caps(1)	10,000,000	5,697,900
		11,532,275
U.S. VIRGIN ISLANDS — 0.8%
Virgin Islands Public Finance Auth. Rev., Series 2009 A, (Diageo Matching Fund Bonds), 6.75%, 10/1/37	2,000,000	2,101,920
Virgin Islands Public Finance Auth. Rev., Series 2009 A1, (Senior Lien/Capital Projects), 5.00%, 10/1/29(1)	1,000,000	972,580
Virgin Islands Public Finance Auth. Rev., Series 2010 B, (Subordinated Lien), 5.25%, 10/1/29(1)	1,500,000	1,457,955
		4,532,455
TOTAL INVESTMENT SECURITIES — 98.5%
(Cost $530,058,202)		526,221,236
OTHER ASSETS AND LIABILITIES — 1.5%		8,149,755
TOTAL NET ASSETS — 100.0%		$534,370,991

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
177	U.S. Long Bond	March 2011	$22,528,781	$13,354

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
585	U.S. Treasury 2-Year Notes	March 2011	$128,334,375	$47,833

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
Ambac-TCRS	-	Ambac Assurance Corporation - Transferrable Custodial Receipts
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
NATL-IBC	-	National Public Finance Guarantee Corporation - Insured Bond Certificates
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $150,864,000.
(2)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Escrowed to maturity in U.S. government securities or state and local government securities.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,641,052, which represented 0.5% of total net assets.

California High-Yield Municipal – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$530,058,202
Gross tax appreciation of investments	$ 16,550,687
Gross tax depreciation of investments	(20,387,653)
Net tax appreciation (depreciation) of investments	$ (3,836,966)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Intermediate-Term Tax-Free Bond Fund

November 30, 2010

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
	Principal Amount	Value

MUNICIPAL SECURITIES — 98.7%
CALIFORNIA — 94.8%
Bay Area Toll Auth. Toll Bridge Rev., Series 2007 F, 5.00%, 4/1/22(1)	$ 2,000,000	$ 2,134,260
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/34(1)	5,000,000	5,025,600
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	6,250,000	6,650,625
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.375%, 5/1/12, Prerefunded at 101% of Par (XLCA)(1)(2)	7,000,000	7,554,890
California Department of Water Resources Power Supply Rev., Series 2002 A, 5.50%, 5/1/12(1)	3,750,000	3,998,512
California Department of Water Resources Power Supply Rev., Series 2005 F5, 5.00%, 5/1/22(1)	1,800,000	1,968,264
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	2,450,000	2,833,180
California Department of Water Resources Power Supply Rev., Series 2008 H, 5.00%, 5/1/21(1)	5,000,000	5,534,050
California Department of Water Resources Power Supply Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/22(1)	2,000,000	2,238,760
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/19(1)	7,000,000	8,084,790
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	2,850,000	3,224,404
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	20,000,000	22,295,600
California Department of Water Resources Power Supply Rev., Series 2010 M, 5.00%, 5/1/16(1)	2,000,000	2,312,800
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/11, Prerefunded at 100% of Par(1)(2)	15,000	15,789
California Department of Water Resources Rev., (Central Valley), 5.50%, 12/1/17(1)	1,235,000	1,288,945
California Department of Water Resources Rev., Series 2009 AF, (Central Valley), 5.00%, 12/1/24(1)	2,000,000	2,201,520
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13(1)	2,905,000	3,199,364
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/13 (NATL)(1)	1,645,000	1,811,688
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)(2)	1,130,000	1,298,958
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14(1)	3,870,000	4,366,831
California Economic Recovery GO, Series 2004 A, 5.25%, 7/1/14 (NATL/FGIC)(1)	8,460,000	9,546,095
California Economic Recovery GO, Series 2004 C3, VRDN, 0.26%, 12/1/10 (LOC: Bank of America N.A.)(1)	5,600,000	5,600,000
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/18(1)	7,000,000	7,961,730
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/22(1)	2,000,000	2,108,380
California Educational Facilities Auth. Rev., (Golden Gate University), 5.50%, 10/1/18(1)	5,040,000	5,040,706
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	567,435
California Educational Facilities Auth. Rev., (Santa Clara University), 5.00%, 4/1/19	700,000	781,585
California Educational Facilities Auth. Rev., (Santa Clara University), 5.25%, 4/1/23	2,000,000	2,152,600
California Educational Facilities Auth. Rev., (Scripps College), 5.25%, 8/1/11, Prerefunded at 100% of Par(1)(2)	950,000	981,758

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California Educational Facilities Auth. Rev., (University of the Pacific), 5.00%, 11/1/36	$ 1,045,000	$ 1,001,047
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/24(1)	2,500,000	2,382,150
California Educational Facilities Auth. Rev., Series 2008 T4, (Stanford University), 5.00%, 3/15/14(1)	5,000,000	5,643,700
California Educational Facilities Auth. Rev., Series 2009 A, (Pomona College), 5.00%, 1/1/24(1)	2,100,000	2,331,819
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	2,952,000	3,025,830
California Educational Facilities Auth. Rev., Series 2010 A, (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,381,435
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRDN, 1.10%, 12/2/10	4,265,000	4,265,000
California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)	1,000,000	1,011,780
California GO, 5.50%, 4/1/12 (NATL)(1)	5,000,000	5,285,400
California GO, 5.00%, 2/1/14, Prerefunded at 100% of Par(1)(2)	4,000,000	4,511,280
California GO, 5.125%, 2/1/14, Prerefunded at 100% of Par(1)(2)	5,000,000	5,658,550
California GO, 5.00%, 10/1/16(1)	2,820,000	3,159,049
California GO, 5.00%, 11/1/16 (Ambac)(1)	1,575,000	1,765,323
California GO, 5.00%, 8/1/18(1)	2,260,000	2,463,151
California GO, 5.25%, 2/1/20(1)	5,000,000	5,384,350
California GO, 5.00%, 3/1/20(1)	1,690,000	1,809,111
California GO, 5.00%, 8/1/20(1)	5,000,000	5,291,700
California GO, 5.25%, 10/1/20(1)	5,000,000	5,482,550
California GO, 5.00%, 3/1/22(1)	5,000,000	5,144,200
California GO, 5.50%, 4/1/24(1)	4,000,000	4,214,960
California GO, 5.00%, 8/1/24(1)	1,260,000	1,276,657
California GO, 5.75%, 4/1/28(1)	5,000,000	5,212,900
California GO, 5.75%, 4/1/31(1)	7,710,000	7,985,401
California GO, 6.50%, 4/1/33(1)	5,000,000	5,525,500
California GO, 6.00%, 4/1/38(1)	3,000,000	3,142,860
California Health Facilities Financing Auth. Rev., (NCROC Paradise Valley Estates), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)(1)	1,985,000	2,081,054
California Health Facilities Financing Auth. Rev., Series 1998 A, (Kaiser Permanente), 5.25%, 6/1/11 (AGM)(1)(2)	2,000,000	2,000,000
California Health Facilities Financing Auth. Rev., Series 2008 A, (Scripps Health), 5.00%, 10/1/17(1)	1,400,000	1,551,760
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.50%, 8/15/17(1)	1,000,000	1,122,410
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.25%, 8/15/22(1)	3,335,000	3,506,819
California Health Facilities Financing Auth. Rev., Series 2008 A, (Sutter Health), 5.00%, 8/15/38(1)	2,520,000	2,396,596
California Health Facilities Financing Auth. Rev., Series 2008 A3, (Stanford Hospital), VRDN, 3.45%, 6/15/11(1)	1,000,000	1,016,830
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 5.00%, 10/1/14(1)	500,000	559,435
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.25%, 10/1/24(1)	3,250,000	3,711,695
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/38(1)	2,125,000	2,382,019
California Health Facilities Financing Auth. Rev., Series 2008 H, (Catholic Healthcare West), 5.125%, 7/1/22(1)	1,000,000	1,048,040

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.00%, 7/1/18(1)	$ 4,980,000	$ 5,411,517
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 5.40%, 7/1/21(1)	2,500,000	2,691,875
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital), 6.25%, 11/1/29(1)	5,000,000	5,211,200
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,871,500
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,100,350
California Health Facilities Financing Auth. Rev., Series 2010 A, (Stanford Hospital), 5.00%, 11/15/25(1)	3,000,000	3,149,490
California Infrastructure & Economic Development Bank Rev., (University of California, San Francisco Neurosciences Building), 5.00%, 5/15/22(1)	3,735,000	4,065,660
California Infrastructure & Economic Development Bank Rev., Series 2000 A, (Scripps Research Institute), 5.625%, 7/1/20(1)	1,000,000	1,003,000
California Infrastructure & Economic Development Bank Rev., Series 2003 A, (Bay Area Toll Bridges Seismic Retrofit 1st Lien), 5.125%, 7/1/26, Prerefunded at 100% of Par (Ambac)(1)(2)	5,000,000	5,847,750
California Infrastructure & Economic Development Bank Rev., Series 2006 A, (California Science Center Phase II), 4.25%, 5/1/13 (NATL/FGIC)(1)	1,075,000	1,113,367
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (California Independent System Operator Corp.), 5.00%, 2/1/13(1)	2,500,000	2,664,050
California Mobilehome Park Financing Auth. Rev., Series 2006 A, (Union City Tropics), 3.80%, 12/15/11(1)	555,000	556,393
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/23(1)	1,145,000	1,164,820
California Municipal Finance Auth. Rev., (Loma Linda University), 5.00%, 4/1/28(1)	2,000,000	1,934,560
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	620,258
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,794,443
California Public Works Board Lease Rev., Series 2005 A, (Department General Services - Butterfield), 5.00%, 6/1/15(1)	1,450,000	1,574,613
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.00%, 11/1/13 (NATL/FGIC)(1)	2,590,000	2,774,486
California Public Works Board Lease Rev., Series 2006 F, (Department of Corrections & Rehabilitation), 5.25%, 11/1/19 (NATL/FGIC)(1)	1,210,000	1,297,616
California Public Works Board Lease Rev., Series 2009 A, (Department General Services-Buildings 8 & 9), 6.25%, 4/1/34(1)	2,435,000	2,534,932
California Public Works Board Lease Rev., Series 2009 B, (Department of Education - Riverside Campus), 6.00%, 4/1/27(1)	2,130,000	2,243,167
California Public Works Board Lease Rev., Series 2009 I1, (Various Capital Projects), 5.00%, 11/1/13(1)	2,000,000	2,142,460
California Rev., Series 2010 A2, 3.00%, 6/28/11	5,000,000	5,037,750
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.00%, 7/1/12(1)(2)	1,000,000	1,066,630
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 5.25%, 7/1/12, Prerefunded at 101% of Par(1)(2)	3,100,000	3,349,395
California State University Fresno Association, Inc. Rev., (Auxiliary Organization Event Center), 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(2)	1,500,000	1,638,375
California State University System Rev., Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)	1,250,000	1,339,150
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/16(1)	750,000	823,357

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/17(1)	$ 450,000	$ 492,016
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.00%, 11/1/18(1)	515,000	561,319
California Statewide Communities Development Auth. Rev., (John Muir Health), 5.00%, 7/1/20(1)	2,225,000	2,306,635
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	20,070,000	21,611,175
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	2,000,000	2,051,060
California Statewide Communities Development Auth. Rev., Series 2002 B, (Pooled Financing Program), 5.20%, 10/1/18 (AGM)(1)	1,695,000	1,794,530
California Statewide Communities Development Auth. Rev., Series 2002 C, (Kaiser Permanente), VRDN, 3.85%, 6/1/12(1)	1,100,000	1,140,205
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	4,000,000	3,773,360
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.30%, 11/1/18	2,120,000	2,098,334
California Statewide Communities Development Auth. Rev., Series 2007 A, (California Baptist University), 5.40%, 11/1/27	2,450,000	2,220,043
California Statewide Communities Development Auth. Rev., Series 2007 A, (Front Porch Communities and Services), 5.125%, 4/1/37(1)(3)	3,600,000	2,796,408
California Statewide Communities Development Auth. Rev., Series 2007 A, (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/20 (California Mortgage Insurance)(1)	1,000,000	1,028,490
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 4.80%, 7/15/17	4,100,000	4,085,978
California Statewide Communities Development Auth. Rev., Series 2007 A, (Valleycare Health System), 5.00%, 7/15/22	1,460,000	1,337,813
California Statewide Communities Development Auth. Rev., Series 2007 B, (Adventist Health System West), 5.00%, 3/1/37 (AGC)(1)	2,500,000	2,413,025
California Statewide Communities Development Auth. Rev., Series 2008 D, (Catholic Healthcare West), 5.50%, 7/1/31(1)	1,000,000	1,018,170
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	6,500,000	6,996,860
Calleguas-Las Virgines Public Financing Auth. Rev., Series 2007 A, (Municipal Water District), 5.00%, 7/1/20 (NATL/FGIC)(1)	1,000,000	1,091,650
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 87-1), 5.00%, 9/1/18 (Ambac)(1)	3,115,000	3,300,561
Carson Redevelopment Agency Tax Allocation Rev., (Redevelopment Project Area No. 1), 5.50%, 10/1/11 (NATL)(1)	1,130,000	1,163,889
Chabot-Las Positas Community College District COP, (1995 Financing Project), 5.50%, 12/1/10 (AGM)(1)(2)	560,000	560,073
Chaffey Community College District GO, Series 2002 A, 4.25%, 7/1/11 (AGM)(1)	1,070,000	1,092,973
Coast Community College District GO, Series 2006 B, (Election of 2002), 5.00%, 8/1/17 (AGM)(1)	2,065,000	2,354,988
Eastern Municipal Water District Water & Sewer COP, Series 2001 A, 5.25%, 7/1/13 (NATL/FGIC)(1)	2,300,000	2,358,328
Eastern Municipal Water District Water & Sewer COP, Series 2008 H, 5.00%, 7/1/24(1)	1,000,000	1,058,130
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,020,000	1,106,251
El Segundo Unified School District GO, 5.375%, 9/1/12, Prerefunded at 100% of Par (FGIC)(1)(2)	1,095,000	1,187,593

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/15 (NATL)(1)	$ 1,000,000	$ 1,048,360
Folsom Cordova Unified School District No. 2 Facilities Improvement GO, Series 2002 A, 5.375%, 10/1/16 (NATL)(1)	1,225,000	1,284,241
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/14 (AGM)(1)	1,225,000	1,292,044
Folsom Public Financing Auth. Lease Rev., (City Hall & Community Center), 5.25%, 10/1/15 (AGM)(1)	1,290,000	1,360,602
Foothill/Eastern Transportation Corridor Agency Toll Road Rev., Series 1995 A, (Senior Lien), 5.26%, 1/1/26(1)(2)(4)	10,000,000	5,493,800
Franklin-McKinley School District GO, Series 2005 A, (Election of 2004), 5.00%, 8/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,150,000	1,335,909
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.75%, 6/1/13, Prerefunded at 100% of Par(1)(2)	4,440,000	5,064,619
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2005 A, 5.00%, 6/1/13 (Ambac)(1)	2,200,000	2,333,738
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	3,090,000	2,293,985
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	3,000,000	2,153,940
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)	1,300,000	1,313,390
Hercules Redevelopment Agency Tax Allocation Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)	1,310,000	1,319,668
Hillsborough School District GO, (Bond Anticipation Notes), 3.60%, 9/1/13(4)	2,700,000	2,476,089
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(4)	10,320,000	2,987,330
Inglewood Redevelopment Agency Tax Allocation Rev., Series 2007 A1, (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)	295,000	279,271
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.50%, 9/1/13	785,000	811,180
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 4.75%, 9/1/16	600,000	618,930
Irvine Unified School District Financing Auth. Special Tax Rev., Series 2006 A, (Group II), 5.00%, 9/1/20	745,000	737,021
Lancaster Financing Auth. Tax Allocation Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)	125,000	129,316
Long Beach Bond Finance Auth. Lease Rev., (Plaza Parking Facility), 5.25%, 11/1/16(1)	2,030,000	2,079,004
Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 0.29%, 12/1/10(1)	1,200,000	1,200,000
Los Altos School District GO, 5.00%, 8/1/19 (Ambac)(1)	2,500,000	2,752,625
Los Angeles Community Redevelopment Agency Parking System Rev., (Cinerama Dome Public Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo Bank N.A.)(1)	1,030,000	963,266
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/13 (AGM)(1)	3,000,000	3,111,750
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2001 B, (Proposal A), 5.25%, 7/1/16 (AGM)(1)	6,680,000	6,915,871
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2008 B, (Proposal A), 5.00%, 7/1/31(1)	1,000,000	1,042,560
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union), 5.00%, 7/1/18(1)	2,100,000	2,409,099
Los Angeles County Metropolitan Transportation Auth. Sales Tax Rev., Series 2010 A, (General Union), 5.00%, 7/1/20(1)	3,000,000	3,393,720

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.00%, 5/15/18(1)	$ 750,000	$ 847,642
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	5,000,000	5,184,850
Los Angeles Department of Water & Power Rev., Series 2008 A2, (Power System), 5.25%, 7/1/32(1)	3,735,000	3,926,680
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	10,000,000	11,467,100
Los Angeles Unified School District GO, 5.50%, 7/1/12 (NATL)(1)	3,500,000	3,745,770
Los Angeles Unified School District GO, Series 2002 E, (Election of 1997), 5.00%, 7/1/11 (NATL)(1)	5,000,000	5,128,050
Los Angeles Unified School District GO, Series 2003 F, (Election of 1997), 5.00%, 7/1/16 (AGM)(1)	2,500,000	2,723,450
Los Angeles Unified School District GO, Series 2009 I, 5.00%, 7/1/29(1)	4,000,000	4,076,720
Los Angeles Wastewater System Rev., Series 2009 A, 5.75%, 6/1/34(1)	2,975,000	3,247,421
Los Gatos-Saratoga Joint Union High School District GO, Series 2002 C, (Election of 1998), 5.375%, 6/1/12, Prerefunded at 101% of Par (AGM)(1)(2)	1,390,000	1,505,731
Lynwood Public Financing Auth. Lease Rev., Series 2003 A, (Public Capital Improvement), 4.125%, 9/1/12 (Ambac)(1)	575,000	605,498
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.29%, 9/1/28(1)(4)	5,620,000	1,974,418
Mojave Unified School District No. 1 Facilities Improvement GO, 5.25%, 8/1/20 (NATL/FGIC)(1)	1,520,000	1,602,749
Mount Sanitary Antonio Community College District GO, Series 2005 A, (Capital Appreciation - Election of 2001), 4.14%, 8/1/16 (NATL)(1)(4)	5,000,000	4,222,600
Mountain View COP, (Capital Projects), 5.25%, 8/1/18(1)	1,485,000	1,582,951
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/12 (NATL)(1)	4,065,000	4,317,558
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/13 (NATL)(1)	2,305,000	2,512,865
M-S-R Public Power Agency Rev., Series 2007 K, (San Juan), 5.00%, 7/1/14 (NATL)(1)	1,000,000	1,112,110
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/11 (AGC)(1)	1,255,000	1,284,781
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/12 (AGC)(1)	1,745,000	1,830,802
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/13 (AGC)(1)	1,690,000	1,806,323
Murrieta Valley Unified School District Public Financing Auth. Special Tax Rev., Series 2006 A, 4.00%, 9/1/14 (AGC)(1)	1,085,000	1,171,757
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,500,000	1,600,875
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/19(1)	2,000,000	2,210,760
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/20(1)	1,515,000	1,649,668
Northern California Power Agency Rev., Series 2010 A, 5.00%, 8/1/21(1)	2,050,000	2,201,556
Northern California Power Agency Rev., Series 2010 A, 5.25%, 8/1/22(1)	4,250,000	4,592,167
Oakland Unified School District Alameda County GO, (Election of 2000), 5.00%, 8/1/15 (NATL)(1)	1,000,000	1,090,370
Oceanside COP, Series 2003 A, 5.00%, 4/1/11 (Ambac)(1)	1,225,000	1,237,936
Oceanside COP, Series 2003 A, 5.00%, 4/1/12 (Ambac)(1)	1,310,000	1,360,461
Oceanside Unified School District GO, Series 2010 B, (Election of 2008), 5.95%, 8/1/37 (AGM)(1)(4)	9,500,000	1,655,375
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	650,000	632,359
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.80%, 8/15/11	760,000	767,418

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 3.90%, 8/15/12	$ 825,000	$ 839,454
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.10%, 8/15/13	700,000	716,996
Orange County Community Facilities District Special Tax Rev., Series 2005 A, (No. 04-1-Ladera Ranch), 4.25%, 8/15/14	1,135,000	1,156,179
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.30%, 9/2/14	270,000	277,355
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.45%, 9/2/15	320,000	329,069
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 4.55%, 9/2/16	245,000	250,035
Orange County Public Financing Auth. Lease Rev., (Juvenile Justice Center Facility), 5.375%, 6/1/17 (Ambac)(1)	3,030,000	3,212,800
Orange County Sanitation District COP, Series 2007 B, 5.00%, 2/1/26 (AGM)(1)	2,750,000	2,901,195
Palomar Pomerado Health Care District COP, 5.25%, 11/1/21	1,000,000	995,030
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,005,370
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,720,000	1,643,288
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(5)	1,660,000	1,025,780
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)(1)	1,170,000	1,208,879
Poway Unified School District Public Financing Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)(1)	1,215,000	1,236,894
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/15(1)	1,505,000	1,606,407
Rancho Mirage Joint Powers Financing Auth. Rev., Series 2007 A, (Eisenhower Medical Center), 5.00%, 7/1/21(1)	1,000,000	998,330
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/14 (Ambac)(1)	1,000,000	1,093,780
Riverside County COP, Series 2007 A, (Public Safety Communication), 5.00%, 11/1/15 (Ambac)(1)	1,875,000	2,072,644
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	1,170,000	1,195,003
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/24(1)	550,000	573,804
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,035,000	2,028,956
Sacramento City Financing Auth. Lease Rev., Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)	3,000,000	3,219,720
Sacramento City Financing Auth. Rev., 5.00%, 12/1/16 (NATL/FGIC)(1)	2,500,000	2,748,600
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded at 100% of Par (AGM)(1)(2)	4,045,000	4,414,713
Sacramento City Financing Auth. Rev., Series 2002 A, (City Hall), 5.25%, 12/1/15 (AGM)(1)	1,245,000	1,335,673
Sacramento County Airport System Rev., 5.00%, 7/1/20(1)	1,000,000	1,081,420
Sacramento County Airport System Rev., 5.00%, 7/1/23(1)	1,000,000	1,054,480
Sacramento County Airport System Rev., 5.00%, 7/1/24(1)	1,000,000	1,040,130
Sacramento Municipal Utility District Electric Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)(1)	3,105,000	3,653,281
Sacramento Municipal Utility District Electric Rev., Series 2003 S, 5.00%, 11/15/11 (NATL)(1)	3,000,000	3,116,460
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.25%, 8/1/18(1)	350,000	408,747
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 5.50%, 8/1/19(1)	300,000	350,469

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	$ 1,500,000	$ 1,657,800
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(5)	9,840,000	5,885,599
San Bernardino County Redevelopment Agency Tax Allocation Rev., Series 2005 A, (San Sevaine Redevelopment), 5.00%, 9/1/15 (Radian)(1)	1,005,000	1,055,592
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/12, Prerefunded at 101% of Par (Ambac)(1)(2)	1,695,000	1,803,243
San Buenaventura City COP, Series 2002 B, 5.50%, 1/1/12, Prerefunded at 101% of Par (Ambac)(1)(2)	1,790,000	1,904,309
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/18(1)	1,720,000	1,917,215
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/19(1)	1,290,000	1,426,353
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/34(1)	750,000	738,735
San Diego Public Facilities Financing Auth. Rev., Series 2009 A, 5.00%, 8/1/21(1)	1,000,000	1,101,710
San Diego Public Facilities Financing Auth. Rev., Series 2009 B, 5.00%, 5/15/22(1)	3,680,000	4,068,314
San Diego Public Facilities Financing Auth. Tax Allocation Rev., Series 2007 B, (Southcrest and Central Imperial Redevelopment), 5.125%, 10/1/22 (Radian)(1)	1,280,000	1,212,941
San Diego Public Facilities Financing Sewer Auth. Rev., Series 2010 A, 5.25%, 5/15/24(1)	3,400,000	3,791,442
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.70%, 11/1/17(1)	2,030,000	2,052,919
San Diego Redevelopment Agency Tax Allocation Rev., (Horton Plaza), 5.80%, 11/1/21(1)	2,635,000	2,662,588
San Diego Redevelopment Agency Tax Allocation Rev., (North Park), 5.90%, 9/1/25(1)	710,000	710,277
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/17 (AGC)(1)	3,375,000	3,828,364
San Francisco City and County Airports Commission Rev., Series 2008-34D, (San Francisco International Airport), 5.00%, 5/1/18 (AGC)(1)	2,000,000	2,260,140
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	2,500,000	2,554,225
San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	2,000,000	2,158,900
San Francisco City and County Airports Commission Rev., Series 2010 C, (Governmental Purpose), 5.00%, 5/1/19(1)	1,500,000	1,683,855
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,193,903
San Francisco City and County COP, Series 2010 A, 5.00%, 10/1/19(1)	2,930,000	3,279,139
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 10/1/21(1)	8,185,000	9,459,814
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/27(1)	1,295,000	1,377,466
San Francisco City and County Public Utilities Water Commission Rev., Series 2010 A, 5.00%, 11/1/28(1)	2,780,000	2,937,042
San Mateo County Transportation District Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18 (NATL)(1)	2,680,000	3,100,546
San Ramon Valley Unified School District GO, (Election of 2002), 5.00%, 8/1/21 (NATL)(1)	1,000,000	1,071,330
Santa Ana Community Redevelopment Agency Tax Allocation Rev., Series 2003 B, (South Main Street Redevelopment), 5.00%, 9/1/13 (NATL/FGIC)(1)	1,885,000	1,978,967
Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)(1)	3,350,000	3,481,554
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	8,645,000	10,021,111

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	$ 7,500,000	$ 8,634,075
Santa Fe Springs Community Development Commission Tax Allocation Rev., 5.375%, 9/1/16 (NATL)(1)	430,000	435,027
Santa Monica-Malibu Unified School District GO, 5.25%, 8/1/13(1)	1,250,000	1,381,650
Santa Paula Utilities Auth. Water Rev., 5.25%, 2/1/40(1)	3,675,000	3,728,140
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.47%, 12/2/10 (LOC: Landesbank Baden-Wurttemberg)(1)	600,000	600,000
Scotts Valley COP, 4.00%, 10/1/15 (AGM)(1)	1,040,000	1,071,481
Scotts Valley COP, 4.25%, 10/1/18 (AGM)(1)	1,370,000	1,395,414
Scotts Valley Redevelopment Agency Tax Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)	1,980,000	1,829,322
Shasta Lake Public Finance Auth. Rev., 4.50%, 4/1/15(1)	1,530,000	1,595,377
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/19(1)	2,400,000	2,450,448
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/22(1)	2,130,000	2,102,672
Solano County COP, 5.00%, 11/1/13 (NATL)(1)	1,135,000	1,241,225
South Orange County Public Financing Auth. Special Tax Rev., Series 2003 A, (Senior Lien), 5.00%, 9/1/12 (NATL)(1)	2,000,000	2,134,580
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/13 (Ambac)(1)	1,080,000	1,152,522
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/15 (Ambac)(1)	1,195,000	1,303,769
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/17 (Ambac)(1)	1,310,000	1,388,705
South Tahoe Joint Powers Financing Auth. Rev., Series 2005 A, (Redevelopment Project Area No. 1), 5.00%, 10/1/19 (Ambac)(1)	1,445,000	1,496,962
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/17 (AGM)(1)	5,000,000	5,304,500
Southern California Public Power Auth. Rev., Series 2002 A, (Southern Transmission), 5.25%, 7/1/18 (AGM)(1)	3,325,000	3,527,492
Southern California Public Power Auth. Rev., Series 2008 A, (Southern Transmission), 5.00%, 7/1/22(1)	2,875,000	3,116,212
Southern California Public Power Auth. Rev., Series 2008 B, (Southern Transmission), 6.00%, 7/1/27(1)	2,000,000	2,239,300
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	5,725,000	6,311,183
Southwestern Community College District GO, 5.625%, 8/1/11, Prerefunded at 101% of Par (Ambac)(1)(2)	1,975,000	2,065,692
Torrance Rev., (Memorial Medical Center), 5.00%, 9/1/40(1)	1,700,000	1,611,770
Tri-Dam Power Auth. Rev., 4.00%, 11/1/14	1,260,000	1,298,002
Tri-Dam Power Auth. Rev., 4.00%, 5/1/15	1,285,000	1,319,130
Tri-Dam Power Auth. Rev., 4.00%, 11/1/15	1,310,000	1,344,702
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,000,000	1,068,170
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/12(1)	895,000	929,529
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.00%, 10/15/14(1)	985,000	1,037,333
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/15(1)	985,000	1,045,853
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/16(1)	1,090,000	1,145,307
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/17(1)	1,150,000	1,193,723
Turlock Irrigation District Rev., Series 2003 A, 5.00%, 1/1/13 (NATL)(1)	2,175,000	2,321,464
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(1)	4,185,000	4,140,513

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Twin Rivers Unified School District COP, (Facility Bridge Program), 3.50%, 6/1/41 (AGM)(1)	$ 8,500,000	$ 8,471,780
University of California Regents Medical Center Pooled Rev., Series 2008 D, 5.00%, 5/15/27(1)	1,000,000	1,023,510
University of California Rev., Series 2009 Q, 5.25%, 5/15/23(1)	2,000,000	2,221,600
University of California Rev., Series 2010 S, 5.00%, 5/15/20(1)	1,405,000	1,599,536
Val Verde Unified School District COP, 5.00%, 1/1/14 (FGIC)(1)(2)	1,000,000	1,118,820
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,000,000	1,154,740
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,145,000	1,322,177
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	1,415,000	1,633,957
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,505,000	2,892,624
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,640,000	3,048,514
Val Verde Unified School District COP, 5.25%, 1/1/15, Prerefunded at 100% of Par (FGIC)(1)(2)	2,980,000	3,441,125
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	3,000,000	3,175,620
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	5,000,000	5,154,600
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)	1,500,000	1,538,160
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)	1,500,000	1,515,570
West Sacramento Financing Auth. Special Tax Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)	1,300,000	1,288,820
		771,340,331
GUAM — 0.1%
Territory of Guam GO, Series 2009 A, 6.00%, 11/15/19(1)	1,000,000	1,046,480
PUERTO RICO — 3.5%
Puerto Rico Electric Power Auth. Rev., Series 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of Par (NATL)(1)(2)	3,700,000	4,017,904
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.25%, 7/1/13 (AGM)(1)	1,255,000	1,370,611
Puerto Rico Electric Power Auth. Rev., Series 2002 KK, 5.50%, 7/1/14 (AGM)(1)	3,140,000	3,526,534
Puerto Rico Electric Power Auth. Rev., Series 2010 ZZ, 5.25%, 7/1/22(1)	4,950,000	5,301,994
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/17 (XLCA)(1)	5,000,000	5,394,600
Puerto Rico GO, Series 2004 A, VRDN, 5.00%, 7/1/12(1)	1,750,000	1,813,018
Puerto Rico Government Development Bank Rev., 4.75%, 12/1/15 (NATL)(1)	1,500,000	1,550,400
Puerto Rico Government Development Bank Rev., Series 2006 B, (Senior Notes), 5.00%, 12/1/15(1)	5,000,000	5,324,450
		28,299,511
U.S. VIRGIN ISLANDS — 0.3%
Virgin Islands Public Finance Auth. Rev., (Virgin Islands Gross Receipts Taxes Loan Note), 5.00%, 10/1/18 (NATL/FGIC)(1)	50,000	53,661
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.00%, 10/1/14(1)	500,000	542,100
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/15(1)	170,000	184,141
Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/16(1)	500,000	538,990

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Virgin Islands Public Finance Auth. Rev., Series 2004 A, (Virgin Islands Matching Fund Loan Note and Senior Lien), 5.25%, 10/1/20(1)	$ 1,000,000	$ 1,036,790
		2,355,682
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $778,961,661)		803,042,004
OTHER ASSETS AND LIABILITIES — 1.3%		10,254,947
TOTAL NET ASSETS — 100.0%		$813,296,951

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
270	U.S. Long Bond	March 2011	$34,365,938	$20,371

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
891	U.S. Treasury 2-Year Notes	March 2011	$195,463,125	$72,854

Notes to Schedule of Investments
ACA	-	American Capital Access
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
NCROC	-	Northern California Retired Officers Community
Radian	-	Radian Asset Assurance, Inc.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.
XLCA-ICR	-	XL Capital Ltd. - Insured Custodial Receipts

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $229,830,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,796,408, which represented 0.3% of total net assets.

(4)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(5)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California Intermediate-Term Tax-Free Bond – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$778,961,661
Gross tax appreciation of investments	$ 29,455,615
Gross tax depreciation of investments	(5,375,272)
Net tax appreciation (depreciation) of investments	$ 24,080,343

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Long-Term Tax-Free Fund

November 30, 2010

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
	Principal Amount	Value

MUNICIPAL SECURITIES — 98.7%
CALIFORNIA — 94.5%
ABAG Finance Auth. for Nonprofit Corps. Rev., (Oshman Family Jewish Community), VRDN, 0.31%, 12/1/10 (LOC: LaSalle Bank N.A.)	$ 800,000	$ 800,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Sharp HealthCare), 6.25%, 8/1/39(1)	2,200,000	2,389,750
Adelanto Public Utility Auth. Rev., Series 2009 A, (Utility System), 6.25%, 7/1/26	500,000	513,315
Anaheim Public Financing Auth. Rev., (Electric System Distribution), 5.25%, 10/1/39(1)	4,000,000	4,079,520
Antioch Public Financing Auth. Lease Rev., Series 2002 A, (Municipal Facilities), 5.50%, 1/1/32 (NATL)(1)	3,000,000	3,000,480
Banning COP, (Wastewater System Refunding & Improvement), 8.00%, 1/1/19 (Ambac)(1)(2)	365,000	449,936
Bay Area Toll Auth. Toll Bridge Rev., (San Francisco Bay Area), 5.00%, 10/1/42(1)	3,000,000	2,875,440
Bay Area Toll Auth. Toll Bridge Rev., Series 2006 F, (San Francisco Bay Area), 5.00%, 4/1/31(1)	3,000,000	3,034,080
Bay Area Toll Auth. Toll Bridge Rev., Series 2008 F1, (San Francisco Bay Area), 5.00%, 4/1/39(1)	2,135,000	2,130,047
Bay Area Toll Auth. Toll Bridge Rev., Series 2009 F1, (San Francisco Bay Area), 5.25%, 4/1/27(1)	6,250,000	6,650,625
Big Bear Lake Water Rev., 6.00%, 4/1/22 (NATL)(1)	3,500,000	3,813,425
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46(1)	5,000,000	3,015,000
California Department of Water Resources Power Supply Rev., Series 2005 G4, 5.00%, 5/1/16(1)	1,450,000	1,676,780
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/21(1)	1,425,000	1,612,202
California Department of Water Resources Power Supply Rev., Series 2010 L, 5.00%, 5/1/22(1)	1,275,000	1,421,345
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/16(1)	1,700,000	1,953,708
California Economic Recovery GO, Series 2009 A, 5.00%, 7/1/19(1)	1,430,000	1,595,823
California Educational Facilities Auth. Rev., (University of Pacific), 5.25%, 5/1/34(1)	2,000,000	2,012,560
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.00%, 2/1/22	1,560,000	1,708,902
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.00%, 2/1/23	1,740,000	1,882,228
California Educational Facilities Auth. Rev., (University of Santa Clara), 5.625%, 4/1/37	5,000,000	5,247,450
California Educational Facilities Auth. Rev., (Western University Health Sciences), 6.00%, 10/1/12, Prerefunded at 100% of Par(1)(2)	1,920,000	2,109,946
California Educational Facilities Auth. Rev., Series 2004 C, (Lutheran University), 5.00%, 10/1/29(1)	1,220,000	1,116,788
California Educational Facilities Auth. Rev., Series 2007 A, (Claremont Graduate University), 5.00%, 3/1/42(1)	3,000,000	2,804,580
California Educational Facilities Auth. Rev., Series 2009 A, (University of Southern California), 5.00%, 10/1/39(1)	3,953,000	4,051,865
California Educational Facilities Auth. Rev., Series 2010 B, (Loyola Marymount University), VRDN, 1.10%, 12/2/10	2,845,000	2,845,000
California GO, 5.00%, 4/1/26(1)	3,000,000	3,009,840
California GO, 5.75%, 4/1/28(1)	2,000,000	2,085,160
California GO, 5.00%, 6/1/32(1)	6,600,000	6,401,208
California GO, 5.00%, 11/1/32(1)	5,000,000	4,847,650
California GO, 6.50%, 4/1/33(1)	5,000,000	5,525,500

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California GO, 5.00%, 4/1/38(1)	$2,500,000	$ 2,359,500
California GO, 6.00%, 4/1/38(1)	5,000,000	5,238,100
California GO, 6.00%, 11/1/39(1)	5,000,000	5,247,750
California GO, 5.50%, 3/1/40(1)	1,500,000	1,504,710
California Rev., Series 2010 A2, 3.00%, 6/28/11	2,500,000	2,518,875
California Health Facilities Financing Auth. Rev., Series 1993 C, (St. Francis Memorial Hospital), 5.875%, 11/1/23(1)(2)	6,165,000	7,876,096
California Health Facilities Financing Auth. Rev., Series 2008 C, (Providence Health & Services), 6.50%, 10/1/33(1)	1,000,000	1,128,160
California Health Facilities Financing Auth. Rev., Series 2008 J, (Catholic Healthcare West), 5.625%, 7/1/32(1)	5,000,000	5,077,300
California Health Facilities Financing Auth. Rev., Series 2009 A, (Catholic Healthcare West), 6.00%, 7/1/39(1)	3,400,000	3,552,762
California Health Facilities Financing Auth. Rev., Series 2009 A, (Children's Hospital of Orange County), 6.50%, 11/1/38(1)	5,000,000	5,226,600
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.50%, 7/1/29(1)	3,750,000	3,871,500
California Health Facilities Financing Auth. Rev., Series 2009 A, (St. Joseph Health System), 5.75%, 7/1/39(1)	3,000,000	3,100,350
California Health Facilities Financing Auth. Rev., Series 2009 B, (Providence Health & Services), 5.50%, 10/1/39(1)	1,000,000	1,008,270
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (Jewish Community Center), VRDN, 0.31%, 12/1/10 (LOC: Bank of America N.A.)(1)	4,300,000	4,300,000
California Municipal Finance Auth. Rev., (Community Hospital of Central California), 5.50%, 2/1/39(1)	1,000,000	914,520
California Municipal Finance Auth. Rev., Series 2010 A, (Eisenhower Medical Center), 5.75%, 7/1/40	450,000	436,298
California Pollution Control Financing Auth. Rev., Series 1996 C, (Pacific Gas and Electric), VRDN, 0.28%, 12/1/10 (LOC: JPMorgan Chase Bank N.A.)(1)	2,100,000	2,100,000
California Public Works Board Lease Rev., Series 1993 A, (Department of Corrections), 5.00%, 12/1/19 (Ambac)(1)	4,000,000	4,157,200
California Public Works Board Lease Rev., Series 2006 E, (University of California Research), 5.00%, 10/1/31(1)	1,335,000	1,343,637
California Public Works Board Lease Rev., Series 2009 G1, (Various Capital Projects), 5.75%, 10/1/30(1)	2,000,000	2,023,980
California Public Works Board Lease Rev., Series 2009 H, (Department of Correction and Rehabilitation), 5.75%, 11/1/29(1)	2,435,000	2,478,197
California Statewide Communities Development Auth. Rev., (Cottage Health Obligation Group), 5.25%, 11/1/30(1)	1,250,000	1,265,375
California Statewide Communities Development Auth. Rev., (Proposition 1A Receivables), 5.00%, 6/15/13(1)	3,600,000	3,876,444
California Statewide Communities Development Auth. Rev., (St. Joseph Remarketing 3/27/08), 5.125%, 7/1/24 (NATL)(1)	1,500,000	1,538,295
California Statewide Communities Development Auth. Rev., Series 2001 C, (Kaiser Permanente), 5.25%, 8/1/31(1)	5,000,000	5,019,050
California Statewide Communities Development Auth. Rev., Series 2005 A, (Daughters of Charity Health), 5.25%, 7/1/24(1)	2,000,000	1,886,680
California Statewide Communities Development Auth. Rev., Series 2005 A, (Thomas Jefferson School of Law), 4.875%, 10/1/15, Prerefunded at 100% of Par(1)(2)	1,000,000	1,110,850
California Statewide Communities Development Auth. Rev., Series 2008 C, (Catholic Healthcare West), 5.625%, 7/1/35(1)	3,000,000	3,054,480
California Statewide Communities Development Auth. Rev., Series 2009 A, (Kaiser Permanente), 5.00%, 4/1/13(1)	2,500,000	2,691,100
California University Systemwide Rev., Series 2007 A, 5.00%, 11/1/24 (AGM)(1)	5,000,000	5,237,200

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California University Systemwide Rev., Series 2009 A, 5.25%, 11/1/34(1)	$2,200,000	$ 2,278,606
Capistrano Unified School District Special Tax Rev., (Community Facilities District No. 88-1), 6.50%, 9/1/14 (AGM)(1)	4,745,000	4,801,086
Carlsbad Unified School District GO, Series 2007 A, (Election of 2006), 5.25%, 8/1/32 (NATL)(1)	1,125,000	1,176,379
Castaic Lake Water Agency COP, Series 1994 A, (Water System Improvement), 7.00%, 8/1/12 (NATL)(1)	1,520,000	1,665,358
Coalinga Public Financing Auth. Local Obligation Rev., Series 1998 A, (Senior Lien), 6.375%, 9/15/21 (Ambac)(1)	1,320,000	1,506,318
Concord Joint Powers Financing Auth. Lease Rev., (Police Facilities), 5.25%, 8/1/13(1)	1,390,000	1,478,056
Contra Costa Water District Rev., Series 1992 E, 6.25%, 10/1/12 (Ambac)(1)	825,000	875,267
Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14 (Ambac)(1)	2,225,000	2,414,792
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2003 A1, 6.25%, 6/1/13, Prerefunded at 100% of Par(1)(2)	1,190,000	1,306,584
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.00%, 6/1/33(1)	2,850,000	2,115,811
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(1)	4,375,000	2,825,112
Golden State Tobacco Securitization Corp. Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)	2,000,000	1,435,960
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.86%, 9/1/29(1)(3)	4,705,000	1,831,845
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.87%, 9/1/30(1)(3)	5,010,000	1,824,442
Hillsborough School District GO, Series 2006 B, (Election of 2002), 4.88%, 9/1/31(1)(3)	5,335,000	1,812,993
Huntington Beach Union High School District GO, (Election of 2004), 4.98%, 8/1/30 (AGM-CR/NATL)(1)(3)	6,880,000	1,991,554
Huntington Beach Union High School District GO, (Election of 2004), 5.00%, 8/1/31 (NATL)(1)(3)	5,000,000	1,370,700
Kern High School District GO, 7.15%, 8/1/14 (NATL)(1)(2)	1,815,000	2,217,186
Kern High School District GO, Series 1992 C, (Election of 1990), 6.25%, 8/1/13 (NATL)(1)(2)	1,340,000	1,537,556
Kern High School District GO, Series 2004 B, (Election of 2004), 7.00%, 8/1/17(1)	3,630,000	4,723,029
Lodi Unified School District COP, Series 2005 A, (Aspire), 5.00%, 8/1/32 (NATL/FGIC)(1)	2,140,000	2,061,697
Los Angeles Department of Airports Rev., Series 2008 C, (Los Angeles International Airport), 5.25%, 5/15/21(1)	4,370,000	4,778,420
Los Angeles Department of Airports Rev., Series 2010 B, (Los Angeles International Airport), 5.00%, 5/15/40(1)	2,000,000	1,948,800
Los Angeles Department of Water & Power Rev., Series 2008 A1, (Power System), 5.25%, 7/1/38(1)	4,000,000	4,147,880
Los Angeles Department of Water & Power Waterworks Rev., Series 2009 B, 5.00%, 7/1/20(1)	5,000,000	5,733,550
Los Angeles Unified School District GO, Series 2009 I, (Election of 2004), 5.00%, 7/1/29(1)	2,000,000	2,038,360
Manhattan Beach Unified School District GO, Series 2009 A, (Election of 2008), 6.37%, 9/1/29(1)(3)	5,905,000	1,924,085
Metropolitan Water District of Southern California Rev., 5.75%, 8/10/18(1)	8,000,000	9,385,200
Metropolitan Water District of Southern California Rev., Series 2009 B, 5.00%, 7/1/30(1)	4,000,000	4,212,320
Metropolitan Water District of Southern California Rev., Series 2009 C, 5.00%, 7/1/35(1)	1,150,000	1,185,155
Modesto Irrigation District COP, Series 2009 A, 5.75%, 10/1/34(1)	2,500,000	2,624,625

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

M-S-R Public Power Agency Rev., Series 1989 D, (San Juan), 6.75%, 7/1/20 (NATL)(1)(2)	$7,625,000	$ 9,510,967
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)(1)	1,000,000	1,634,470
Northern California Power Agency Rev., Series 2010 A, 4.00%, 7/1/14(1)	1,000,000	1,067,250
Oakland Redevelopment Agency Tax Allocation Rev., (Central District), 5.50%, 2/1/14 (Ambac)(1)	4,160,000	4,221,194
Orange County Community Facilities District Special Tax Rev., (No. 06-1-Delaware Rio Public Improvements), 6.00%, 10/1/40	675,000	656,681
Orange County Improvement Bond Act of 1915 Special Assessment Rev., (Newport Coast Phase IV Assessment District No. 01-1), 5.00%, 9/2/26	850,000	764,074
Oxnard School District GO, Series 2001 A, 5.75%, 8/1/22 (NATL)(1)	3,100,000	3,428,383
Palomar Pomerado Health Care District COP, 6.75%, 11/1/39	1,000,000	1,005,370
Palomar Pomerado Health Care District COP, 6.00%, 11/1/41	1,150,000	1,098,710
Palomar Pomerado Health GO, Series 2009 A, (Election of 2004), 0.00%, 8/1/19 (AGC)(1)(4)	1,670,000	1,031,960
Pasadena COP, (Old Pasadena Parking Facility), 6.25%, 1/1/18(1)	1,895,000	2,188,100
Pico Rivera Water Auth. Rev., Series 1999 A, (Water System), 5.50%, 5/1/29 (NATL)(1)	2,500,000	2,647,675
Pomona Unified School District GO, Series 2000 A, 6.55%, 8/1/29 (NATL)(1)	1,000,000	1,158,650
Pomona Unified School District GO, Series 2001 A, 6.15%, 8/1/30 (NATL)(1)	1,000,000	1,083,960
Poway Unified School District Public Financing Auth. Rev., 7.875%, 9/15/39	1,070,000	1,147,575
Riverside County Redevelopment Agency Tax Allocation Rev., Series 2010 E, (Interstate 215 Corridor), 6.50%, 10/1/40(1)	780,000	796,669
Riverside Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Housing Set-Aside), 5.00%, 8/1/28 (NATL/FGIC)(1)	705,000	642,022
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/23(1)	610,000	642,842
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/25(1)	1,140,000	1,180,630
Roseville Finance Auth. Electric System Rev., 5.00%, 2/1/37(1)	2,040,000	2,033,941
Sacramento County Airport System Rev., Series 2009 D, (Grant Revenue Bonds), 5.625%, 7/1/29(1)	1,000,000	1,046,070
Saddleback Valley Unified School District Public Financing Auth. Special Tax Rev., Series 1997 A, 6.00%, 9/1/16 (AGM)(1)	1,000,000	1,183,760
San Bernardino Community College District GO, Series 2008 A, (Election of 2002), 6.25%, 8/1/33(1)	1,800,000	1,989,360
San Bernardino Community College District GO, Series 2009 B, (Election of 2008), 0.00%, 8/1/19(1)(4)	7,400,000	4,426,162
San Diego County COP Linked Security, ARC, YCC, 5.625%, 9/1/12 (Ambac)(1)	2,700,000	2,826,468
San Diego County Regional Airport Auth. Rev., Series 2010 A, 5.00%, 7/1/40(1)	2,000,000	1,948,680
San Diego County Water Financing Agency Auth. Rev., Series 2010 A, 5.00%, 5/1/24(1)	5,000,000	5,491,850
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2009 A, 5.25%, 5/15/34(1)	2,000,000	2,087,360
San Diego Public Facilities Financing Auth. Sewer Rev., Series 2010 A, 5.25%, 5/15/25(1)	2,000,000	2,210,160
San Francisco City and County Airports Commission Rev., Series 2009 D, VRDN, 2.25%, 12/4/12(1)	1,500,000	1,532,535
San Francisco City and County Airports Commission Rev., Series 2009 E, 5.25%, 5/1/23(1)	2,000,000	2,158,900
San Francisco City and County COP, Series 2009 A, (Multiple Capital Improvement Projects), 5.00%, 4/1/29(1)	1,170,000	1,193,903
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.50%, 7/1/15 (NATL)(1)	3,000,000	3,473,400
San Mateo County Joint Powers Financing Auth. Lease Rev., (Capital Projects Program), 6.00%, 7/1/19 (NATL)(1)	4,000,000	4,653,760

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

San Pablo Redevelopment Agency Tax Allocation Rev., (Tenth Township), VRDN, 0.29%, 12/1/10 (LOC: Union Bank of California)(1)	$ 140,000	$ 140,000
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/18(1)	2,880,000	3,338,438
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 B, 5.00%, 4/1/20(1)	2,500,000	2,878,025
Santa Margarita-Dana Point Auth. Rev., Series 1994 B, (Improvement Districts 3, 3A, 4, 4A), 7.25%, 8/1/14 (NATL)(1)	2,000,000	2,330,480
Shasta Lake Public Finance Auth. Rev., 5.00%, 4/1/25(1)	2,470,000	2,357,862
South Coast Air Quality Management District Building Corp. Rev., (Installment Sale Headquarters), 6.00%, 8/1/11 (Ambac)(1)	940,000	959,026
South Orange County Public Financing Auth. Special Tax Rev., Series 1994 A, (Senior Lien), 7.00%, 9/1/11 (NATL)(1)	2,000,000	2,082,860
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/12 (AGM-CR)(1)	2,315,000	2,526,822
Southern California Public Power Auth. Rev., (Multiple Projects), 6.75%, 7/1/13 (AGM-CR)(1)	3,730,000	4,243,733
Southern California Public Power Auth. Rev., Series 2010-1, (Windy Point/Windy Flats), 5.00%, 7/1/22(1)	3,000,000	3,307,170
Susanville Public Financing Auth. Rev., Series 2010 B, (Utility Enterprises), 6.00%, 6/1/45(1)	1,000,000	956,630
Taft Public Financing Auth. Lease Rev., Series 1997 A, (Community Correctional Facility Acquisition), 6.05%, 1/1/17(1)	2,000,000	2,004,480
Torrance Rev., (Memorial Medical Center), 5.00%, 9/1/40(1)	6,060,000	5,745,486
Tri-Dam Power Auth. Rev., 4.00%, 5/1/13	1,190,000	1,224,141
Tri-Dam Power Auth. Rev., 4.00%, 11/1/13	1,210,000	1,248,865
Tri-Dam Power Auth. Rev., 4.00%, 5/1/14	1,235,000	1,273,001
Tuolumne Wind Project Auth. Rev., Series 2009 A, 5.625%, 1/1/29(1)	1,200,000	1,281,804
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/18(1)	1,215,000	1,249,433
Turlock Health Facility COP, (Emanuel Medical Center, Inc.), 5.50%, 10/15/19(1)	1,135,000	1,157,496
Turlock Irrigation District Rev., Series 2010 A, 5.00%, 1/1/40(1)	2,790,000	2,760,342
Tustin Unified School District Special Tax Rev., (Community Facilities District No. 06-1), 6.00%, 9/1/40(1)	2,000,000	1,980,600
Twin Rivers Unified School District COP, (Facility Bridge Program), 3.50%, 6/1/41 (AGM)(1)	5,500,000	5,481,740
Ukiah Electric Rev., 6.25%, 6/1/18 (NATL)(1)	2,115,000	2,293,844
Ventura County Community College District GO, Series 2008 C, (Election of 2002), 5.50%, 8/1/33(1)	5,000,000	5,292,700
Vernon Electric System Rev., Series 2009 A, 5.125%, 8/1/21(1)	3,000,000	3,092,760
Vista COP, (Community Projects), 5.00%, 5/1/37 (NATL)(1)	5,200,000	4,815,928
Watsonville Insured Hospital Rev., Series 1996 A, (Community Hospital), 6.20%, 7/1/12 (California Mortgage Insurance)(1)(2)	1,325,000	1,399,147
Woodland COP, (Wastewater System), 5.75%, 3/1/12 (Ambac)(1)	1,690,000	1,729,056
Woodland Finance Auth. Rev., Series 2009 A, (Second Senior Lien), 5.00%, 3/1/32(1)	3,305,000	3,371,926
		405,719,444
GUAM — 0.8%
Guam Government GO, Series 2009 A, 6.75%, 11/15/29(1)	900,000	976,059
Guam Power Auth. Rev., Series 2010 A, 5.50%, 10/1/40	2,300,000	2,256,829
		3,232,888
PUERTO RICO — 1.5%
Puerto Rico Highway & Transportation Auth. Rev., Series 2007 M, 5.00%, 7/1/22(1)	3,220,000	3,241,413

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

Puerto Rico Infrastructure Financing Auth. Special Tax Rev., Series 2005 C, 5.50%, 7/1/23 (Ambac)(1)	$2,000,000	$ 2,112,600
University of Puerto Rico Rev., Series 2006 Q, 5.00%, 6/1/12(1)	1,200,000	1,246,524
		$6,600,537
U.S. VIRGIN ISLANDS — 1.9%
Virgin Islands Public Finance Auth. Rev., Series 2009 B, (Senior Lien), 5.00%, 10/1/17(1)	3,480,000	3,833,672
Virgin Islands Public Finance Auth. Rev., Series 2010 A, (Senior Lien), 5.00%, 10/1/20(1)	3,915,000	4,183,569
		8,017,241
TOTAL INVESTMENT SECURITIES — 98.7%
(Cost $410,252,750)		423,570,110
OTHER ASSETS AND LIABILITIES — 1.3%		5,620,752
TOTAL NET ASSETS — 100.0%		$429,190,862

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
142	U.S. Long Bond	March 2011	$18,073,938	$10,714

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
469	U.S. Treasury 2-Year Notes	March 2011	$102,886,875	$38,348

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
Ambac	-	Ambac Assurance Corporation
ARC	-	Auction Rate Certificate
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
LOC	-	Letter of Credit
M-S-R	-	Modesto, Stockton, Redding
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC	-	Yield Curve Certificate

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $120,961,000.
(2)	Escrowed to maturity in U.S. government securities or state and local government securities.
(3)	Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)
Convertible capital appreciation bond. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity.  Interest reset or final maturity date is indicated, as applicable.  Rate shown is effective at the period end.

California Long-Term Tax-Free – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized gain (loss) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$410,409,015
Gross tax appreciation of investments	$19,790,129
Gross tax depreciation of investments	(6,629,034)
Net tax appreciation (depreciation) of investments	$13,161,095

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

California Tax-Free Money Market Fund

November 30, 2010

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
	Principal Amount	Value

MUNICIPAL SECURITIES — 100.8%
CALIFORNIA — 100.8%
ABAG Finance Auth. for Nonprofit Corps. Multifamily Housing Rev., Series 2002 A, (The Arbors Apartments), VRDN, 0.26%, 12/1/10 (FNMA) (LIQ FAC: FNMA)	$ 2,000,000	$ 2,000,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (Marin Country Day School), VRDN, 0.28%, 12/2/10 (LOC: U.S. Bank N.A.)	1,565,000	1,565,000
ABAG Finance Auth. for Nonprofit Corps. Rev., (St. Pauls-Day-Episcopal School), VRDN, 0.35%, 12/2/10 (LOC: Wells Fargo Bank N.A. and First Bank)	2,700,000	2,700,000
ABAG Finance Auth. for Nonprofit Corps. Rev., Series 2005 A, (San Francisco University), VRDN, 0.26%, 12/2/10 (LOC: Northern Trust Co.)	2,870,000	2,870,000
Anaheim Union High School District COP, (School Facility Bridge Funding), VRDN, 0.30%, 12/2/10 (AGM) (SBBPA: Wachovia Bank N.A.)	4,660,000	4,660,000
Apple Valley COP, (Public Facilities Financing), VRDN, 0.33%, 12/2/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	3,140,000	3,140,000
Austin Trust Various States GO, Series 2008-3016X, VRDN, 0.31%, 12/1/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	7,180,000	7,180,000
Austin Trust Various States GO, Series 2008-3019X, VRDN, 0.31%, 12/1/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,500,000	6,500,000
Austin Trust Various States GO, Series 2008-3044X, VRDN, 0.31%, 12/1/10 (AGM) (LIQ FAC: Bank of America N.A.)(1)	6,665,000	6,665,000
Butte County Housing Auth. Multi-Family Rev., (Pine Tree Apartments), VRDN, 0.33%, 12/1/10 (LOC: Wells Fargo Bank N.A.)	72,000	72,000
California Enterprise Development Auth. Rev., (Community Hospice, Inc.), VRDN, 0.33%, 12/2/10 (LOC: Bank of Stockton and FHLB)	4,545,000	4,545,000
California Enterprise Development Auth. Rev., (Frank-Lin Distillers-Recovery Zone Facilities), VRDN, 0.33%, 12/2/10 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Enterprise Development Auth. Rev., (Humane Society Silicon Valley), VRDN, 0.33%, 12/2/10 (LOC: First Republic Bank and Bank of America N.A.)	7,700,000	7,700,000
California GO, Series 2006-1255, (PUTTERs), VRDN, 0.30%, 12/2/10 (BHAC-CR/Ambac) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,745,000	2,745,000
California GO, Series 2007-1932, (PUTTERs), VRDN, 0.40%, 12/2/10 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,995,000	4,995,000
California Infrastructure & Economic Development Bank Rev., (Bay Area Toll Bridges), VRDN, 0.33%, 12/2/10 (LOC: Bank of the West)	2,830,000	2,830,000
California Infrastructure & Economic Development Bank Rev., (Country Schools), VRDN, 0.33%, 12/2/10 (LOC: First Republic Bank and Bank of New York)	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Rev., Series 2008 A, (iWorks, Inc.), VRDN, 0.43%, 12/1/10 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., Series 2008 C, (California Academy), VRDN, 0.26%, 12/1/10 (LOC: Bank of Nova Scotia)	3,500,000	3,500,000
California Municipal Finance Auth. Rev., (Gideon Hausner Jewish Day School), VRDN, 0.29%, 12/2/10 (LOC: U.S. Bank N.A.)	1,145,000	1,145,000
California Municipal Finance Auth. Rev., Series 2008 A, (Central Coast YMCA), VRDN, 0.30%, 12/2/10 (LOC: Pacific Capital Bank N.A. and FHLB)	2,750,000	2,750,000
California Pollution Control Financing Auth. Rev., (Sierra Pacific Industry), VRDN, 0.30%, 12/1/10 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
California Pollution Control Financing Auth. Rev., Series 2010 A, (Alameda County Industries), VRDN, 0.33%, 12/1/10 (LOC: Bank of the West)	2,460,000	2,460,000
California Pollution Control Financing Auth. Solid Waste Disposal Rev., (BLT Enterprises), VRDN, 0.33%, 12/1/10 (LOC: Union Bank of California N.A.)	3,000,000	3,000,000
California School Cash Reserve Program Auth. Rev., Series 2010 B, 2.00%, 6/1/11	14,500,000	14,578,776

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

California Statewide Communities Development Auth. Multifamily Housing Rev., Series 2008-2680, (PUTTERs), VRDN, 0.40%, 12/2/10 (LOC: JPMorgan Chase Bank N.A.) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	$ 7,500,000	$ 7,500,000
California Statewide Communities Development Auth. Rev., (Goodwill of Santa Cruz), VRDN, 0.35%, 12/2/10 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
California Statewide Communities Development Auth. Rev., (Metropolitan Area Advisory), VRDN, 0.61%, 12/2/10 (LOC: Bank of America N.A.)	2,665,000	2,665,000
California Statewide Communities Development Auth. Rev., (Trinity Children & Family), VRDN, 0.56%, 12/1/10 (LOC: Citizens Business Bank and California State Teacher's Retirement)	6,800,000	6,800,000
Diamond Bar Public Financing Auth. Lease Rev., Series 2002 A, (Community/Senior Center), VRDN, 0.32%, 12/1/10 (LOC: Union Bank of California N.A.)	7,200,000	7,200,000
East Bay Municipal Utility District Water System Rev., Series 2010 A1, VRN, 0.30%, 12/2/10	4,900,000	4,900,000
East Bay Municipal Utility District Water System Rev., Series 2010 A1, VRN, 0.33%, 12/2/10	4,900,000	4,900,000
East Bay Municipal Utility District Water System Rev., Series 2010 A2 VRN, 0.30%, 12/2/10	22,650,000	22,650,000
El Monte COP, Series 2003 A, (Community Improvement), VRDN, 0.33%, 12/2/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,475,000	4,475,000
Hanford Sewer System Rev., Series 1996 A, VRDN, 0.42%, 12/2/10 (LOC: Union Bank of California N.A.)	1,100,000	1,100,000
JP Morgan Chase Trust Rev., Series 2009-3361, (PUTTERs/DRIVERs), VRDN, 0.30%, 12/2/10 (NATL) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,570,000	2,570,000
JP Morgan Chase Trust Rev., Series 2009-3416, (PUTTERs/DRIVERs), VRDN, 0.30%, 12/2/10 (NATL/FGIC) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,200,000	2,200,000
Long Beach Health Facilities Rev., (Memorial Health Services), VRDN, 0.29%, 12/1/10	8,800,000	8,800,000
Los Angeles Tax & Rev. Anticipation Notes GO, 2.00%, 5/31/11	11,500,000	11,567,983
Los Angeles Unified School District Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	5,000,000	5,038,171
Manhattan Beach COP, VRDN, 0.34%, 12/2/10 (LOC: Bank of America N.A.)	3,425,000	3,425,000
Metropolitan Water District of Southern California Rev., Series 2009 A1, VRDN, 0.35%, 12/2/10	17,750,000	17,750,000
Metropolitan Water District of Southern California Rev., Series 2009 A2, VRDN, 0.30%, 12/2/10	9,000,000	9,000,000
Moreno Valley COP, (City Hall Refinancing), VRDN, 0.33%, 12/2/10 (LOC: Union Bank of California N.A. and California State Teacher's Retirement)	4,875,000	4,875,000
Novato Multifamily Housing Rev., (Nova-Ro III Senior Housing), VRDN, 0.31%, 12/2/10 (LOC: Bank of the West)	2,750,000	2,750,000
Oakland-Alameda County Coliseum Auth. Rev., Series 2000 C1, VRDN, 0.31%, 12/1/10 (LOC: Bank of New York and California State Teacher's Retirement)	1,400,000	1,400,000
Orange County Housing Multifamily Apartments Development Auth. Rev., Series 1985 CC, (Lantern Pines), VRDN, 0.29%, 12/1/10 (FNMA) (LIQ FAC: FNMA)	1,450,000	1,450,000
Paramount Unified School District COP, (School Facility Bridge Funding Program), VRDN, 0.30%, 12/2/10 (AGM) (SBBPA: Wachovia Bank N.A.)	3,100,000	3,100,000
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.29%, 12/1/10 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement)	2,100,000	2,100,000
Reedley COP, (Mennonite Brethren Homes), VRDN, 0.45%, 12/1/10 (LOC: U.S. Bank N.A.)	9,320,000	9,320,000
Riverside County COP, Series 1985 B, (Aces-Riverside County Public Facility), VRDN, 0.30%, 12/1/10 (LOC: State Street Bank & Trust Co.)	5,200,000	5,200,000
Riverside County Rev., (Teeter Notes), 2.00%, 10/12/11	5,000,000	5,055,667

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)
Principal Amount	Value

San Bernardino County Multifamily Housing Auth. Rev., Series 1993 A, (Rialto Heritage), VRDN, 0.28%, 12/2/10 (LOC: California Federal Bank and FHLB)	$ 4,330,000	$ 4,330,000
San Bernardino County Tax & Rev. Anticipation Notes GO, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,037,076
San Diego County Tax & School Districts Rev. Anticipation Notes, Series 2010 A, 2.00%, 6/30/11	4,000,000	4,037,308
Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.47%, 12/2/10 (LOC: Landesbank Baden-Wurttemberg)	33,000,000	33,000,000
Southern California Public Power Auth. Rev., (Transmission), VRDN, 0.30%, 12/1/10 (Ambac) (LOC: Lloyds TSB Bank plc)	3,000,000	3,000,000
Sweetwater Union High School District GO, Series 2008-2684, (PUTTERs), VRDN, 0.40%, 12/2/10 (AGM) (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Tahoe Forest Hospital District Rev., (Healthcare Facility), VRDN, 0.29%, 12/1/10 (LOC: U.S. Bank N.A.)	2,090,000	2,090,000
Three Valleys Municipal Water District COP, (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities), VRDN, 0.30%, 12/1/10 (LOC: Wells Fargo Bank N.A.)	1,700,000	1,700,000
Vallejo Water Rev., Series 2005 A, VRDN, 0.31%, 12/1/10 (LOC: JPMorgan Chase Bank N.A)	560,000	560,000
Victorville Joint Powers Financing Auth. Lease Rev., Series 2007 A, (Cogeneration Facility), VRDN, 1.75%, 12/2/10 (LOC: BNP Paribas)	10,000,000	10,000,000
West Hills Community College District COP, VRDN, 0.32%, 12/1/10 (LOC: Union Bank of California N.A.)	9,000,000	9,000,000
Yolo County Multifamily Housing Rev., Series 1998 A, (Primero Grove), VRDN, 0.56%, 12/2/10 (LOC: Bank of the West and California State Teacher's Retirement)	7,580,000	7,580,000
TOTAL INVESTMENT SECURITIES — 100.8%		339,861,981
OTHER ASSETS AND LIABILITIES — (0.8)%		(2,716,074)
TOTAL NET ASSETS — 100.0%		$337,145,907

Notes to Schedule of Investments
ABAG	-	Association of Bay Area Governments
AGM	-	Assured Guaranty Municipal Corporation
Ambac	-	Ambac Assurance Corporation
BHAC-CR	-	Berkshire Hathaway Assurance Corporation - Custodial Receipts
COP	-	Certificates of Participation
DRIVERs	-	Derivative Inverse Tax-Exempt Receipts
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
PUTTERs	-	Puttable Tax-Exempt Receipts
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $43,855,000, which represented 13.0% of total net assets. None of these securities were considered illiquid.

California Tax-Free Money Market – Schedule of Investments

NOVEMBER 30, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s municipal securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$339,861,981

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 27, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 27, 2011